FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
FINANCIAL INSTRUMENTS	FINANCIAL INSTRUMENTS
The following table presents the fair values of the Company’s derivative instruments that were designated as cash flow hedges and qualified as part of a hedging relationship, and those that were not designated:

(in thousands of $)	June 30, 2022	December 31, 2021
Non-designated derivative instruments - short-term assets:
Interest rate swaps	792	—
Total derivative instruments - short-term assets	792	—

Designated derivative instruments - long-term assets:
Interest rate swaps	10,711	2,077
Cross currency swaps	—	1,019
Non-designated derivative instruments - long-term assets:
Interest rate swaps	9,261	88
Total derivative instruments - long-term assets	19,972	3,184

(in thousands of $)	June 30, 2022	December 31, 2021
Designated derivative instruments - short-term liabilities:
Interest rate swaps	—	68
Non-designated derivative instruments - short-term liabilities:
Interest rate swaps	13	670
Total derivative instruments - short-term liabilities	13	738

Designated derivative instruments - long-term liabilities:
Interest rate swaps	—	2,316
Cross currency interest rate swaps	7,767	2,685
Cross currency swaps	25,719	10,038
Non-designated derivative instruments - long-term liabilities:
Interest rate swaps	—	2,159
Cross currency swaps	73	11
Total derivative instruments - long-term liabilities	33,559	17,209

Interest rate risk management

The Company manages its debt portfolio with interest rate swap agreements denominated in U.S. dollars and Norwegian kroner to achieve an overall desired position of fixed and floating interest rates.

As of June 30, 2022, the Company and its consolidated subsidiaries had entered into interest rate swap transactions, involving the payment of fixed and floating rates in exchange for LIBOR or NIBOR. The total net notional principal amount subject to interest rate swap agreements as of June 30, 2022, was $0.6 billion (December 31, 2021: $0.7 billion).

Foreign currency risk management

The Company is party to currency swap transactions, involving the payment of U.S. dollars in exchange for Norwegian kroner and the payment of Norwegian kroner in exchange for U.S. dollars, which are designated as hedges against the NOK700 million, NOK700 million and NOK600 million senior unsecured bonds due 2023, 2024 and 2025 respectively.

Principal Receivable	Principal Payable	Trade date	Maturity date
NOK600 million	US$76.8 million	September 2018	September 2023
NOK100 million	US$11.3 million	August 2019	September 2023
NOK700 million	US$80.5 million	May 2019	June 2024
NOK600 million	US$67.5 million	January 2020	January 2025

Apart from the NOK700 million, NOK700 million and NOK600 million senior unsecured bonds due 2023, 2024 and 2025, respectively, the majority of the Company’s transactions, assets and liabilities are denominated in U.S. dollars, the functional currency of the Company. Other than the corresponding currency swap transactions summarized above, the Company has not entered into forward contracts for either transaction or translation risk. Accordingly, there is a risk that currency fluctuations could have an adverse effect on the Company’s cash flows, financial condition and results of operations.

Fair Values

The carrying value and estimated fair value of the Company’s financial assets and liabilities as of June 30, 2022 and December 31, 2021 are as follows:

	June 30, 2022		December 31, 2021
(in thousands of $)	Carrying value	Fair value	Carrying value	Fair value
Non-derivatives:
Available-for-sale debt securities	6,315	6,315	9,680	9,680
Equity securities	1,589	1,589	1,292	1,292
Equity securities pledged to creditors	12,830	12,830	10,238	10,238
NOK700 million senior unsecured floating rate bonds due 2023	70,930	71,462	79,507	79,586
NOK700 million senior unsecured floating rate bonds due 2024	70,423	70,923	78,939	79,077
NOK600 million senior unsecured floating rate bonds due 2025	54,717	54,444	61,334	60,133
4.875% senior unsecured convertible notes due 2023	137,900	139,555	137,900	138,727
7.25% senior unsecured sustainability-linked bonds due 2026	150,000	140,625	150,000	153,563
Derivatives:
Interest rate/currency swap contracts - short-term receivables	792	792	—	—
Interest rate/currency swap contracts - long-term receivables	19,972	19,972	3,184	3,184
Interest rate/currency swap contracts - short-term payables	13	13	738	738
Interest rate/currency swap contracts - long-term payables	33,559	33,559	17,209	17,209

In accordance with the accounting policy relating to interest rate and currency swaps described in the Company’s Annual Report on Form 20-F for the year ended December 31, 2021, changes in the fair values of the rate swaps are recognized in other comprehensive income where the Company has designated the swaps as hedges. Changes in the fair value of other swaps not designated as hedges are recognized in the Consolidated Statement of Operations.
The fair values of financial assets and liabilities as of June 30, 2022, were measured as follows:

		Fair value measurements using
(in thousands of $)	June 30, 2022	Quoted Prices in Active Markets for identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Available-for-sale debt securities	6,315	4,619	1,696
Equity securities	1,589	1,589
Equity securities pledged to creditors	12,830	12,830
Interest rate/ currency swap, short-term receivables	792		792
Interest rate/ currency swaps, long-term receivables	19,972		19,972
Total assets	41,498	19,038	22,460	—
Liabilities:
NOK700 million senior unsecured floating rate bonds due 2023	71,462	71,462
NOK700 million senior unsecured floating rate bonds due 2024	70,923	70,923
NOK600 million senior unsecured floating rate bonds due 2025	54,444	54,444
4.875% senior unsecured convertible notes due 2023	139,555	139,555
7.25% senior unsecured sustainability-linked bonds due 2026	140,625	140,625
Interest rate/currency swaps, short-term payables	13		13
Interest rate/currency swaps, long-term payables	33,559		33,559
Total liabilities	510,581	477,009	33,572	—

ASC Topic 820 "Fair Value Measurement and Disclosures" ("ASC 820") emphasizes that fair value is a market-based measurement, not an entity-specific measurement, and should be determined based on the assumptions that market participants would use in pricing the asset or liability. As a basis for considering market participant assumptions in fair value measurements, ASC 820 establishes a fair value hierarchy that distinguishes between market participant assumptions based on market data obtained from sources independent of the reporting entity (observable inputs that are classified within Level 1 and Level 2 of the hierarchy) and the reporting entity's own assumptions about market participant assumptions (unobservable inputs classified within Level 3 of the hierarchy).

Level 1 inputs utilize unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs may include quoted prices for similar assets and liabilities in active markets, as well as inputs that are observable for the asset or liability, other than quoted prices, such as interest rates, foreign exchange rates and yield curves that are observable at commonly quoted intervals. Level 3 inputs are unobservable inputs for the assets or liabilities, which typically are based on an entity's own assumptions, as there is little, if any, related market activity. In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

Investment in equity securities consist of (i) listed Frontline shares and (ii) NorAm Drilling Company AS ("NorAm Drilling") shares traded in the OTC market while the investments in available-for-sale debt securities consist of listed and unlisted corporate bonds.
The Company determined that the available for sale corporate bonds held in NT Rig Holdco should be classified as Level 2 measurements. As of June 30, 2022 these bonds had a value of $1.7 million (December 31, 2021: $5.1 million classified as Level 2). The fair value of these corporate bonds is based on the latest available quoted prices, but due to low levels of trading the Company concluded that Level 1 classification was not appropriate as of June 30, 2022.

The estimated fair values of the floating rate NOK denominated bonds due 2023, 2024 and 2025, the 4.875% unsecured convertible notes due 2023 and the 7.25% unsecured bonds due 2026 are all based on their quoted market prices as of the balance sheet date.

The estimated fair value of interest rate and currency swap contracts is calculated using a well-established independent valuation technique applied to contracted cash flows and LIBOR or NIBOR interest rates as of June 30, 2022.

Concentrations of risk

There is a concentration of credit risk with respect to cash and cash equivalents to the extent that amounts are carried with Skandinaviska Enskilda Banken AB (publ), ABN AMRO Bank N.V., Nordea Bank Finland Plc., Credit Agricole Corporate and Investment Bank S.A., Danske Bank A/S, BNP Paribas, Commonwealth Bank of Australia, Credit Suisse Group AG, Morgan Stanley & Co. LLC and DNB Bank ASA. However, the Company believes this risk is remote, as these financial institutions are established and reputable establishments with no prior history of default. The Company does not require collateral or other securities to support financial instruments that are subject to credit risk.

There is also a concentration of revenue risk with the below customers to whom the Company has chartered multiple vessels.

Charterer	Number of Vessels chartered as of June 30, 2022	% of consolidated operating revenues (Six months ended June 30, 2022)	% of consolidated operating revenues (Six months ended June 30, 2021)
Frontline Shipping*	0	1%	2%
Golden Ocean Group Limited (“Golden Ocean”)*	8	9%	12%
MSC	9	1%	3%
Maersk A/S (“Maersk”)	15	31%	33%
Evergreen	6	17%	15%
Trafigura	7	9%	—%
* Additionally see Note 17: Related Party Transactions.

In addition, a portion of our net income is generated from our associated companies. SFL Hercules leases a rig to a subsidiary of Seadrill and River Box holds investments in direct financing leases, through its subsidiaries, related to the 19,200 and 19,400 TEU containerships MSC Anna, MSC Viviana, MSC Erica and MSC Reef. Following amendments to the West Hercules bareboat charter and loan facility agreements, SFL Hercules was determined to no longer be a variable interest entity and was consolidated from August 27, 2021. (See Note 10: Investment in Associated Companies). In the six months ended June 30, 2022, revenue from subsidiaries that were consolidated and chartering their rigs to Seadrill, accounted for approximately 10% of our consolidated operating revenues (six months ended June 30, 2021: 5% of our consolidated operating revenues in relation to one drilling rig). Also in the six months ended June 30, 2021, income from the one remaining associated company chartering to Seadrill and consolidated from August 2021, accounted for approximately 1% of our net income.

In February 2021, Seadrill and most of its subsidiaries filed Chapter 11 cases in the Southern District of Texas. In August 2021, the Company entered into the amendment agreement with subsidiaries of Seadrill for the harsh environment semi-submersible rig West Hercules, which was approved by the applicable bankruptcy court in September 2021. Each of SFL’s financing banks consented to the amendment agreement, and SFL’s limited corporate guarantee of the outstanding debt of the rig owning subsidiary remains unchanged at $83 million. Additionally, SFL agreed to a cash contribution of $5 million to SFL Hercules's pledged earnings account at the time of redelivery following the termination of the Seadrill charter, in addition to a $3 million payable by Seadrill.

In May 2022, SFL entered into an agreement for the operational management of the West Hercules rig with a subsidiary of Odfjell to perform commercial and operational management of the rig upon redelivery of the rig from Seadrill expected in the second half of 2022. The rig is already being marketed for new charter opportunities in 2023 immediately following completion of its special periodic survey planned for early 2023.
In February 2022, the Company agreed to make changes to the chartering and management structure of the harsh environment jack-up drilling rig West Linus. The rig was delivered in 2014, and is currently operated by a subsidiary of Seadrill and employed on a long-term drilling contract with ConocoPhillips in the North Sea until the fourth quarter of 2028.

The Company, Seadrill and ConocoPhillips reached an agreement in which the drilling contract with ConocoPhillips is to be assigned from the current Seadrill operator to one of the subsidiaries of the Company, upon the receipt of the necessary regulatory approvals. Upon effective assignment of the drilling contract, SFL will receive charter hire for the rig directly from ConocoPhillips and pay for operating and management expenses.

SFL has simultaneously entered into an agreement for the operational management of the rig with a subsidiary of Odfjell, a leading harsh environment drilling rig operator. The change of operational management from Seadrill to Odfjell is subject to customary regulatory approvals relating to operations on the Norwegian Continental Shelf.

Until the approvals are in place, Seadrill will continue the existing charter arrangements for a period of up to approximately nine months. The bareboat charter rate from Seadrill in this transition period will be approximately $55,000 per day.
As discussed further in Note 17: Related Party Transactions, the Company had an outstanding receivable balance on loans granted by the Company to River Box totaling $45.0 million as of June 30, 2022 (December 31, 2021: $45.0 million).